UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                         February 28, 2006 to March 27, 2006


Commission File Number of issuing entity:  333-120274-39


                          GSAA Home Equity Trust 2006-1
--------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127620


                          GS MORTGAGE SECURITIES CORP.
--------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         GOLDMAN SACHS MORTGAGE COMPANY
--------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       65-1268246, 65-1268248, 65-1268250
                            -------------------------
                      (I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
One Penn Plaza, Suite 2700
New York, NY                                                       10119
--------------------------------------                            --------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (800) 665-9343
                                 --------------
                      (Telephone number, including area code)

                                       N/A
                                   ----------
          (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)
              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
A1               [   ]           [   ]           [ x ]
A2               [   ]           [   ]           [ x ]
A3               [   ]           [   ]           [ x ]
A4               [   ]           [   ]           [ x ]
M1               [   ]           [   ]           [ x ]
M2               [   ]           [   ]           [ x ]
M3               [   ]           [   ]           [ x ]
M4               [   ]           [   ]           [ x ]
M5               [   ]           [   ]           [ x ]
B1               [   ]           [   ]           [ x ]
B2               [   ]           [   ]           [ x ]
B3               [   ]           [   ]           [ x ]
R1               [   ]           [   ]           [ x ]
R2               [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No []

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On March 27, 2006 a distribution was made to holders of GSAA Home Equity Trust 2006-1, Asset-Backed Certificates, Series 2006-1.

         The distribution report is attached as an Exhibit to this Form 10-D,
         Item 9(b), Exhibit 99.1.

PART II - OTHER INFORMATION

Item 3.  Sales of Securities and Use of Proceeds.

         On the closing date of the issuance of the Certificates, the Class X and Class P Certificates were sold by the depositor to Goldman, Sachs & Co. in a transaction exempt from registration under the Securities Act of 1933 (the "Act") pursuant to Section 4(2) under the Act. On March 24, 2006, the Class R-3 Certificates were sold by the depositor to one or more purchasers in a transaction exempt from registration under the Act pursuant to Section 4(2) under the Act. The net proceeds from the sale of these certificates were applied by the depositor toward the purchase of the mortgage loans constituting the pool assets.

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Form on Form 10-D:

         Statement to Certificateholders on March 27, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                GS Mortgage Securities Corp.
                                ----------------------------
                                (Depositor)


                          By:   /s/ Michelle Gill
                                ------------------------
                                Michelle Gill
                                Vice President

                        Date:   April 11, 2006

 EXHIBIT INDEX

  Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of GSAA Home Equity Trust 2006-1, Asset-Backed Certificates, Series 2006-1 relating to the March 27, 2006 distribution.


                                     EX-99.1
                          GSAA Home Equity Trust 2006-1
                         Statement to Certificateholders
                                 March 27, 2006

----------------------------------------------------------------------------------------------------------------------------------
                                             DISTRIBUTION IN DOLLARS
----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED     DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
A1      498,836,000.00   488,662,120.21   9,570,032.15   1,775,168.86   11,345,201.01         0.00       0.00   479,092,088.06
A2      165,814,000.00   165,814,000.00           0.00     619,120.18      619,120.18         0.00       0.00   165,814,000.00
A3      176,445,000.00   176,445,000.00           0.00     673,910.31      673,910.31         0.00       0.00   176,445,000.00
A4       19,606,000.00    19,606,000.00           0.00      75,645.20       75,645.20         0.00       0.00    19,606,000.00
M1       13,658,000.00    13,658,000.00           0.00      52,908.68       52,908.68         0.00       0.00    13,658,000.00
M2        4,554,000.00     4,554,000.00           0.00      17,712.23       17,712.23         0.00       0.00     4,554,000.00
M3        4,554,000.00     4,554,000.00           0.00      17,818.49       17,818.49         0.00       0.00     4,554,000.00
M4        4,554,000.00     4,554,000.00           0.00      18,385.21       18,385.21         0.00       0.00     4,554,000.00
M5        4,554,000.00     4,554,000.00           0.00      18,491.47       18,491.47         0.00       0.00     4,554,000.00
B1        4,555,000.00     4,555,000.00           0.00      21,188.04       21,188.04         0.00       0.00     4,555,000.00
B2        4,556,000.00     4,556,000.00           0.00      22,610.12       22,610.12         0.00       0.00     4,556,000.00
B3        4,555,000.00     4,555,000.00           0.00      18,979.17       18,979.17         0.00       0.00     4,555,000.00
X         4,554,606.34     4,553,978.99           0.00     877,534.52      877,534.52         0.00       0.00     4,553,978.99
P                 0.00             0.00           0.00           0.00            0.00         0.00       0.00             0.00
R1              100.00             0.00           0.00           0.00            0.00         0.00       0.00             0.00
R2              100.00             0.00           0.00           0.00            0.00         0.00       0.00             0.00
TOTALS  910,795,806.34   900,621,099.20   9,570,032.15   4,209,472.48   13,779,504.63         0.00       0.00   891,051,067.05
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------  ----------------------------
             FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE                                           PASS-THROUGH RATES
-----------------------------------------------------------------------------------------------------  ----------------------------
                                                                                                                    CURRENT
                          BEGINNING                                                       ENDING                   PASS-THRU
CLASS        CUSIP        PRINCIPAL       PRINCIPAL        INTEREST        TOTAL        PRINCIPAL        CLASS         RATE
-----------------------------------------------------------------------------------------------------  ----------------------------
A1      362341Z28      979.60476030    19.18472634     3.55862219      22.74334854     960.42003396     A1              4.670630 %
A2      362341Z36    1,000.00000000     0.00000000     3.73382332       3.73382332   1,000.00000000     A2              4.800630 %
A3      362341Z44    1,000.00000000     0.00000000     3.81937890       3.81937890   1,000.00000000     A3              4.910630 %
A4      3623412X6    1,000.00000000     0.00000000     3.85826788       3.85826788   1,000.00000000     A4              4.960630 %
M1      362341Z51    1,000.00000000     0.00000000     3.87382340       3.87382340   1,000.00000000     M1              4.980630 %
M2      362341Z69    1,000.00000000     0.00000000     3.88937857       3.88937857   1,000.00000000     M2              5.000630 %
M3      362341Z77    1,000.00000000     0.00000000     3.91271190       3.91271190   1,000.00000000     M3              5.030630 %
M4      362341Z85    1,000.00000000     0.00000000     4.03715635       4.03715635   1,000.00000000     M4              5.190630 %
M5      362341Z93    1,000.00000000     0.00000000     4.06048968       4.06048968   1,000.00000000     M5              5.220630 %
B1      3623412A6    1,000.00000000     0.00000000     4.65160044       4.65160044   1,000.00000000     B1              5.980630 %
B2      3623412B4    1,000.00000000     0.00000000     4.96271291       4.96271291   1,000.00000000     B2              6.380630 %
B3      3623412E8    1,000.00000000     0.00000000     4.16666740       4.16666740   1,000.00000000     B3              5.000000 %
X       3623412F5      999.86226032     0.00000000   192.66967428     192.66967428     999.86226032     X               0.000000 %
R1      3623412C2        0.00000000     0.00000000     0.00000000       0.00000000       0.00000000     R1              0.000000 %
R2      3623412D0        0.00000000     0.00000000     0.00000000       0.00000000       0.00000000     R2              0.000000 %
TOTALS                 988.82877252    10.50733006     4.62175215      15.12908221     978.32144247
-----------------------------------------------------------------------------------------------------  ----------------------------

          If there are any questions or problems with this statement, please contact the Administrator listed below:

                                Michael O Bullen
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                                4 New York Plaza
                               New York, New York
                    Tel: (212) 623-4506 / Fax: (212) 623-5931
                      Email: michael.o.bullen@jpmchase.com

Section 4.02(i)       Principal Payments
                                                                 Scheduled Principal Collected                    87,050.42
                                                                 Payoff Principal                                 8,868,959.60
                                                                 Curtailments & Principal Adj                     614,022.13
                                                                 Principal Insurance Proceeds                     0.00
                                                                 Principal Condemnation Proceeds                  0.00
                                                                 Principal Liquidation Proceeds                   0.00
                                                                 Purchased Mortgage Loans                         0.00
                                                                 Substitution Adjustments                         0.00
                                                                 Subsequent Recoveries                            0.00
                      Total Principal Payments                                                                    9,570,032.15

Section 4.02(iii)     Interest Payments of Offered Certificates
                                                                 Class A1                                         1,775,168.86
                                                                 Class A2                                         619,120.18
                                                                 Class A3                                         673,910.31
                                                                 Class A4                                         75,645.20
                                                                 Class M1                                         52,908.68
                                                                 Class M2                                         17,712.23
                                                                 Class M3                                         17,818.49
                                                                 Class M4                                         18,385.21
                                                                 Class M5                                         18,491.47
                                                                 Class B1                                         21,188.04
                                                                 Class B2                                         22,610.12
                                                                 Class B3                                         18,979.17
                      Total Interest Payments                                                                     3,331,937.96

                      Unpaid Interest Amounts included in Distribution
                                                                 Class A1                                         0.00
                                                                 Class A2                                         0.00
                                                                 Class A3                                         0.00
                                                                 Class A4                                         0.00
                                                                 Class M1                                         0.00
                                                                 Class M2                                         0.00
                                                                 Class M3                                         0.00
                                                                 Class M4                                         0.00
                                                                 Class M5                                         0.00
                                                                 Class B1                                         0.00
                                                                 Class B2                                         0.00
                                                                 Class B3                                         0.00
                      Total Unpaid Interest Amounts                                                               0.00

                      Remaining Unpaid Interest Amounts after distribution
                                                                 Class A1                                         0.00
                                                                 Class A2                                         0.00
                                                                 Class A3                                         0.00
                                                                 Class A4                                         0.00
                                                                 Class M1                                         0.00
                                                                 Class M2                                         0.00
                                                                 Class M3                                         0.00
                                                                 Class M4                                         0.00
                                                                 Class M5                                         0.00
                                                                 Class B1                                         0.00
                                                                 Class B2                                         0.00
                                                                 Class B3                                         0.00
                      Total Remaining Unpaid Interest Amounts                                                     0.00

                      Basis Risk Carry Forward Amounts for the Distribution Date
                                                                 Class A1                                         0.00
                                                                 Class A2                                         0.00
                                                                 Class A3                                         0.00
                                                                 Class A4                                         0.00
                                                                 Class M1                                         0.00
                                                                 Class M2                                         0.00
                                                                 Class M3                                         0.00
                                                                 Class M4                                         0.00
                                                                 Class M5                                         0.00
                                                                 Class B1                                         0.00
                                                                 Class B2                                         1,315.53
                      Total Basis Risk Carry Forward Amounts                                                      1,315.53

                      Basis Risk Carry Forward Amounts covered by withdrawals from Excess Reserve Fund Account
                                                                 Class A1                                         0.00
                                                                 Class A2                                         0.00
                                                                 Class A3                                         0.00
                                                                 Class A4                                         0.00
                                                                 Class M1                                         0.00
                                                                 Class M2                                         0.00
                                                                 Class M3                                         0.00
                                                                 Class M4                                         0.00
                                                                 Class M5                                         0.00
                                                                 Class B1                                         0.00
                                                                 Class B2                                         1,315.53
                      Total Basis Risk Carry Forward Amounts covered                                              1,315.53

Section 4.02(iii)     Principal Shortfalls
                                                                 Class A1                                         0.00
                                                                 Class A2                                         0.00
                                                                 Class A3                                         0.00
                                                                 Class A4                                         0.00
                                                                 Class M1                                         0.00
                                                                 Class M2                                         0.00
                                                                 Class M3                                         0.00
                                                                 Class M4                                         0.00
                                                                 Class M5                                         0.00
                                                                 Class B1                                         0.00
                                                                 Class B2                                         0.00
                                                                 Class B3                                         0.00
                      Total Principal Shortfalls                                                                  0.00

                      Interest Shortfalls
                                                                 Class A1                                         0.00
                                                                 Class A2                                         0.00
                                                                 Class A3                                         0.00
                                                                 Class A4                                         0.00
                                                                 Class M1                                         0.00
                                                                 Class B1                                         0.00
                                                                 Class M4                                         0.00
                                                                 Class B2                                         0.00
                                                                 Class M5                                         0.00
                                                                 Class M2                                         0.00
                                                                 Class B3                                         0.00
                                                                 Class M3                                         0.00
                      Total Interest Shortfalls                                                                   0.00

                      Basis Risk Carry Forward Amount not covered by Excess Reserve Fund Account
                                                                 Class A1                                         0.00
                                                                 Class A2                                         0.00
                                                                 Class A3                                         0.00
                                                                 Class A4                                         0.00
                                                                 Class M1                                         0.00
                                                                 Class M2                                         0.00
                                                                 Class M3                                         0.00
                                                                 Class M4                                         0.00
                                                                 Class M5                                         0.00
                                                                 Class B1                                         0.00
                                                                 Class B2                                         0.00
                      Total Basis Risk Carry Forward Amount not covered                                           0.00

Section 4.02(iv)      Ending Class Certificate Balance of each class of Offered Certificates
                                                                 Class A1                                         479,092,088.06
                                                                 Class A2                                         165,814,000.00
                                                                 Class A3                                         176,445,000.00
                                                                 Class A4                                         19,606,000.00
                                                                 Class M1                                         13,658,000.00
                                                                 Class M2                                         4,554,000.00
                                                                 Class M3                                         4,554,000.00
                                                                 Class M4                                         4,554,000.00
                                                                 Class M5                                         4,554,000.00
                                                                 Class B1                                         4,555,000.00
                                                                 Class B2                                         4,556,000.00
                                                                 Class B3                                         4,555,000.00
                                                                 Class R1                                         0.00
                                                                 Class R2                                         0.00
                      Total Ending Class Certificate Balance                                                      886,497,088.06

Section 4.02(v)       Pool Stated Principal Balance
                                                                 Beginning Stated Balance:                        900,621,099.24
                                                                 Ending Stated Balance:                           891,051,067.09

Section 4.02(vi)      Servicing Fees paid to or retained by the Servicer                                          229,770.44


Section 4.02(viii)    Pass-Through Rate for each Class of Offered Certificates
                                                                 Class A1                                         4.670630
                                                                 Class A2                                         4.800630
                                                                 Class A3                                         4.910630
                                                                 Class A4                                         4.960630
                                                                 Class M1                                         4.980630
                                                                 Class M2                                         5.000630
                                                                 Class M3                                         5.030630
                                                                 Class M4                                         5.190630
                                                                 Class M5                                         5.220630
                                                                 Class B1                                         5.980630
                                                                 Class B2                                         6.380630
                                                                 Class B3                                         5.000000

Section 4.02(ix)      Amount of Advances included in the distribution                                             3,835,503.33
                      Aggregate Amount of Advances reported by Servicer or Trustee                                4,010,749.09

                         PLEASE NOTE:
                         More detailed information regarding the mortgage loans, including the percentage of mortgage loans in the transaction affected by Hurricane Katrina, can be viewed at:
                         http://www.absnet.net/subscribe/gsdata.asp
                         The information will be posted at such time as it becomes available.

Loans Delinquent
                       Delinquency by Group
                       Group  1
                       Category              Number         Principal Balance    Percentage
                       1 Month                  8             2,123,626.47         0.24 %
                       2 Month                  5             1,090,700.00         0.12 %
                       3 Month                  3               957,801.36         0.11 %
                       Total                   16             4,172,127.83         0.47 %

                       Please Note: Delinquency Numbers Do Not Include Bankruptcies and Foreclosures

Loans have become REO Property
                         REO by Group
                         Group              Number of    Principal Balance     Percentage
                         Number             Loans

                               1               0          0.00                  0.00%
                         Total                 0          0.00                  0.00%

Loans in Foreclosures
                         Loans in Foreclosure
                         Foreclosure by Group
                         Group              Number of    Principal Balance     Percentage
                         Number             Loans

                               1               0          0.00                  0.00%
                         Total                 0          0.00                  0.00%

Loans in Bankruptcy
                         Bankruptcy by Group
                         Group              Number of    Principal Balance     Percentage
                         Number             Loans

                               1               0          0.00                  0.00%
                         Total                 0          0.00                  0.00%

Section 4.02(x)         Aggregate Monthly Payments due on all Outstanding Mortgage Loans
                                                                   Preceding 1 calendar month               4,953,408.89
                                                                   Preceding 2 calendar month               N/A
                                                                   Preceding 3 calendar month               N/A
                                                                   Preceding 4 calendar month               N/A
                                                                   Preceding 5 calendar month               N/A
                                                                   Preceding 6 calendar month               N/A
                                                                   Preceding 7 calendar month               N/A
                                                                   Preceding 8 calendar month               N/A
                                                                   Preceding 9 calendar month               N/A
                                                                   Preceding 10 calendar month              N/A
                                                                   Preceding 11 calendar month              N/A
                                                                   Preceding 12 calendar month              N/A

                        Monthly Payments delinquent 60 days or more
                                                                   Preceding 1 calendar month               6,395.08
                                                                   Preceding 2 calendar month               N/A
                                                                   Preceding 3 calendar month               N/A
                                                                   Preceding 4 calendar month               N/A
                                                                   Preceding 5 calendar month               N/A
                                                                   Preceding 6 calendar month               N/A
                                                                   Preceding 7 calendar month               N/A
                                                                   Preceding 8 calendar month               N/A
                                                                   Preceding 9 calendar month               N/A
                                                                   Preceding 10 calendar month              N/A
                                                                   Preceding 11 calendar month              N/A
                                                                   Preceding 12 calendar month              N/A

Section 4.02(xii)       Details of Mortgage Loans became REO Property during the preceding calendar month
                        (Please refer to the attached report)

Section 4.02(xiii)      Details of Mortgage Loans that became REO Property

Section 4.02(xiv)       Has a Trigger Event Occurred?                                                       NO

                        Details of Delinquency Trigger
                                    Current rolling three month delinquency average                         0.000000%
                                    Prior Period Senior Enhancement Percentage                              5.562251%
                                    Trigger Threshold (40% of Prior Period Senior Enhancement Percentage)   2.224900%

                        Details of Cumulative Realized Losses Trigger
                                     Cumulative Realized Losses to original pool balance                     0.000000%
                                     Cumulative Realized Losses Threshold                                    0.000000%

Section 4.02(xv)        Deposit in the Excess Reserve Fund Account (after distribution)                      0.00

Section 4.02(xvi)       Aggregate Applied Realized Loss Amounts incurred during the preceding calendar month            0.00
                        Aggregate amount of Applied Realized Loss Amounts incurred through this Distribution Date       0.00

Section 4.02(xvii)      Amount of Net Monthly Excess Cash Flow                                                          878,850.05
                        Net Monthly Excess Cash Flow allocated for Applied Realized Loss                                0.00
                        Net Monthly Excess Cash Flow allocated for Unpaid Interest Amounts                              0.00

Section 4.02(xviii)     Overcollateralization Amount                                                                    4,553,979.03
                        Specified Overcollateralized Amount                                                             4,553,979.03

Section 4.02(xix)       Prepayment Premiums collected                                                                   0.00

Section 4.02(xx)        Percentage of Aggregate Realized Losses divided by Pool Stated Principal Balance as of Cutoff   0.000000%

Section 4.02(xxi)       Amount distributed on Class X                                                                   877,534.52
                        Class X Principal Payment                                                                       0.00
                        Class X Interest Payment                                                                        877,534.52
                        Amount distributed on Class P                                                                   0.00
                        Amount distributed on Class R1                                                                  0.00
                        Amount distributed on Class R2                                                                  0.00

Section 4.02(xxii)      Amount Subsequent Recoveries                                                                    0.00

Section 4.02(xxiii)     Record Date                                                                                     03/24/06

Section 4.02(xxiv)      Beginning Net WAC                                                                               6.101497%
Section 4.02(xxiv)      Ending Net WAC                                                                                  6.098212%
Section 4.02(xxiv)      Weighted Average Maturity                                                                       355.47

Section 4.02            Swap Payment Amount Payable by the Supplemental Interest Trust to the Swap Provider             369,809.21
Section 4.02            Swap Receipt Amount Payable by the Swap Provider to the Supplemental Interest Trust             0.00

Section 4.02            Swap Fixed Payer Payment                                                                        3,438,305.78
Section 4.02            Swap Floating Payer Payment                                                                     3,068,496.57

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
